Share-based payments reserve (Tables)	12 Months Ended
Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of share based payments reserve

	For the year ended August 31,
	2024	2023
Balance at beginning of year	$8,807	$6,825
Share-based compensation expense	2,018	2,697
Transfer on exercise of options and other share-based awards	(1,674)	(715)
Balance at end of year	$9,151	$8,807

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	5,336,000	CAD $0.41
Options exercised(1)	(350,000)	CAD $0.42
Balance – August 31, 2024 and August 31, 2023	4,986,000	CAD $0.41

(1)	The weighted average share price at the time of the option exercise was C$0.75.

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.35	100,000	100,000	January 2, 2027	2.3
C$0.40	2,259,000	2,259,000	October 11, 2026	2.1
C$0.40	95,000	95,000	October 6, 2024	0.1
C$0.43	2,065,000	2,065,000	September 29, 2026	2.1
C$0.43	467,000	467,000	October 6, 2024	0.1
C$0.41(1)	4,986,000	4,986,000		1.9

(1)	Total represents weighted average.

Schedule of fair value of options granted

For the year ended August 31, 2023
Grant-date share price	$0.41
Weighted average grant-date fair value	$0.16
Exercise price	0.45
Risk-free interest rates	4.41% - 4.78%
Expected life of stock options (in years)(1)	2.5 – 3.4
Expected volatility of share price(2)	49% - 55%
Expected dividend yield	0%

(1)	The expected life term of stock options granted is derived from the remaining contractual term.
(2)	The Company uses historical volatility to estimate the expected volatility of the Company’s share price.

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2022	1,855,276
Granted	2,826,493
Forfeited	(267,412)
Exercised	(941,280)
Balance – August 31, 2023	3,473,077
Granted	57,432
Exercised	(2,032,124)
Balance – August 31, 2024	1,498,385

Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	4,425,000	August 17, 2027	3.0
USD $0.45	3,075,000	1,230,000	August 28, 2028	4.0
USD $0.49(1)	10,450,000	5,655,000		3.3

(1)	Total represents weighted average.

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2022	7,375,000	$0.50
Options granted	3,075,000	$0.45
Balance – August 31, 2024 and August 31, 2023	10,450,000	$0.49